Apr. 30, 2019
Discovery Portfolio
Discovery Portfolio

Prospectus Supplement

April 30, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019, as amended on February 11, 2019

Discovery Portfolio

The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance ("ESG") factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

Please retain this supplement for future reference.